Other Information - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015 Customer	Mar. 31, 2014 Customer	Dec. 31, 2014
Schedule Of Other Information [Line Items]
Cash balances	$ 8,600,000		$ 9,800,000
Cash dividend distributed	2,400,000	3,800,000
Income tax benefit	4,171,000	3,215,000
Effective tax rate	25.00%	20.40%
Pre-tax loss	16,436,000	15,757,000
Number of customers	3	2
Shares authorized	1,002		1,002
Shares issued	1,002		1,002
Shares outstanding	1,002		1,002
AutoZone [Member]
Schedule Of Other Information [Line Items]
Receivable balances	102,600,000		115,100,000
AutoZone [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	20.80%	28.20%
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Receivable balances	22,500,000		20,400,000
General Motors Company [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	15.10%	14.00%
Advance Stores Company, Inc [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 19,900,000		$ 14,300,000
Advance Stores Company, Inc [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	13.70%